Inventory (Tables)	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Schedule of inventory

Balance - October 31, 2017	$1,342,597

Balance - October 31, 2018	$1,380,101